Financial Instruments - Additional Information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Mar. 12, 2024	Feb. 24, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Transfer between Level 1 and 2, assets				$ 0	$ 0	$ 0
Transfer between Level 1 and 2, liabilities				0	0	0
Transfer between Level 2 and 1, Assets				0	0	0
Transfer between Level 2 and 1, liabilities				0	0	0
Transfers into Level 3 of fair value hierarchy, assets				0	0	0
Transfers out of Level 3 of fair value hierarchy, assets				0	0	0
Transfers into Level 3 of fair value hierarchy, liabilities				0	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities				0	0	$ 0
Money market fund					$ 30,445,339
Net Proceeds from offering of shares		$ 20,000,000		$ 23,027,787
Addition To gross proceeds related to tranche warrants exercised		80,000,000
Par value per share				$ 0.01	$ 0.01	$ 0.01
Net proceeds from registered offering		$ 20,000,000		$ 23,027,787
Securities Purchase Agreement
Disclosure Of Financial Instruments [Line Items]
Net Proceeds from offering of shares			$ 5,000,000
Net proceeds from registered offering			$ 5,000,000
Securities Purchase Agreement - Registered Direct Offering | Securities Purchase Agreement
Disclosure Of Financial Instruments [Line Items]
Gross proceeds from warrants exercised	$ 5,000,000
Ordinary Shares | Securities Purchase Agreement - Registered Direct Offering | Securities Purchase Agreement
Disclosure Of Financial Instruments [Line Items]
Net Proceeds from offering of shares	$ 4,500,000
Number of shares agreed to sell and issue	125,000,000
Par value per share	$ 1
Net proceeds from registered offering	$ 4,500,000
Ordinary Shares | Securities Purchase Agreement - Registered Direct Offering | American Depositary Shares | Securities Purchase Agreement
Disclosure Of Financial Instruments [Line Items]
Number of shares agreed to sell and issue	5,000,000
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Sensitivity rate used in reporting foreign currency risk					5.00%
Percentage of increase on exchange rate of foreign currency					5.00%
Percentage of decrease on exchange rate of foreign currency					5.00%
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis				1.00%	1.00%
Increase in pre-tax loss				$ 265,989	$ 69,596	$ 308,573